SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

Merger of Rede Conecta with and into Serede

On November 1, 2018 Rede Conecta was merged with and into Serede, both indirect subsidiaries of the Company. This merger is one of the stages of the corporate and asset restructuring process of the Oi Group and its purpose is to optimize these companies’ operations. In addition, the merger of the operations of these subsidiaries, through the consolidation of the activities performed, will bring administrative, economic, and tax benefits, with a decrease of costs and the generation of synergy gains that will increase efficiency in the supply of services.

Market arbitration chamber proceeding

On February 28, 2018, one of the Company’s shareholders, Bratel S.à r.l. filed a petition with the Market Arbitration Chamber (Câmara de Arbitragem do Mercado) of the B3 requesting an arbitration, alleging, among other things, that certain provisions of the RJ Plan, including the Capitalization of Credits Capital Increase, the Cash Capital Increase and the changes to the Company’s corporate governance structure, were required to be submitted to and approved by an extraordinary general shareholders’ meeting of the Company, or an EGM, which did not take place prior to the Judicial Ratification of the RJ Plan by the RJ Court. On March 7, 2018, The Company filed a conflict of jurisdiction petition before the Second Section of the Superior Court of Justice, among other things, challenging the jurisdiction of the Market Arbitration Chamber to decide on matters pertaining to the RJ Plan. On October 10, 2018, the Second Section of the Superior Court of Justice decided by majority vote that the Market Arbitration Chamber had jurisdiction to resolve disputes among the Company and its shareholders. On October 26, 2018, an emergency arbitrator (árbitro de apoio) appointed by the Market Arbitration Chamber, or the Emergency Arbitrator, issued an order suspending the authorization by the Company’s board of directors on that date of the capital increase, until the next decision to be rendered by the Emergency Arbitrator. On November 6, 2018, the Emergency Arbitrator overturned its prior decision to suspend the authorization of the capital increase, allowing the Company to continue to implement the capital increase. On January 8, 2019, the Company, Bratel and Pharol entered into a settlement agreement, that provides for the termination of all litigation involving the companies, in Brazil and abroad. The effectiveness of the settlement agreement is subject to confirmation by the RJ Court. As a result of the agreement, the Company, Bratel and Pharol filed motions requesting the suspension of all pending proceedings, suits and appeals in Brazil and Portugal, involving the companies, for 60 days or until RJ Court confirms the agreement, whichever occurs first.

Emergence from bankruptcy

As Described in Note 1, On January 8, 2018, the Judicial Reorganization Court issued a decision that ratified the Judicial Reorganization Plan (“JRP”) and granted the judicial reorganization to the Company, which was published on February 5, 2018 (“Confirmation Date”). The JRP became legally effective, however the Company satisfied all material conditions precedent to the effectiveness of the JRP on January 25, 2019 (“Effective Date”), and emerged from bankruptcy on that date, when completed the capital increase process, through the issuance of 3,225,806,451 new common shares, registered and without par value, including new common shares represented by American Depositary Shares (“ADS”), in accordance with the Plan and the Subscription and Commitment Agreement, among the Company, its subsidiaries and the Backstop Investors.

Upon emergence, the Company will adopt fresh-start accounting, as required by ASC 852 because (i) the reorganization value of the assets immediately prior to the confirmation of the Plan was less than the total of all post-petition liabilities and allowed claims and (ii) the holders of the existing voting shares immediately prior to the confirmation of the Plan received less than 50% of the voting shares of the emerging entity. Accounting principles generally accepted in the United States (“GAAP”) require the adoption of fresh-start accounting as of the Plan confirmation date, or as of a later date when all material conditions precedent to the Plan’s becoming effective are resolved, which occurred on the Effective Date.

The adoption of fresh start accounting requires the Company to assign the Reorganization Value to its assets and liabilities, in conformity with business combination guidance in ASC 805- “Business Combinations”. Assets will be adjusted to fair market values, with main adjustments on property, plant and equipment. Liabilities, other than deferred taxes, will be recorded at the present value of amounts expected to be paid as of the Effective Date. In addition, under fresh-start accounting, common stock, retained deficit and accumulated other comprehensive loss will be eliminated. The financial statements will also reflect all of the transactions contemplated by the JRP. Accordingly, the statements of financial position and statements of operations subsequent to January 25, 2019, will not be comparable in many respects to the statements of financial position and statements of operations prior to January 25, 2019. Areas where accounts will not be comparable include depreciation, property, plant and equipment, total liabilities and interest expense.

Capital increase

Exercise of warrants and ADW’s

On October 28, 2018, the Company commenced the issuance and delivery of all exercised warrants and ADWs to its holders. The process was concluded on January 4, 2019. All Warrants that were not exercised on or prior to January 2, 2019 have been cancelled.

Preemptive offering and closing under commitment agreement

As contemplated by Section 6 of the JRP, on November 13, 2018 the Company commenced a preemptive offering of common shares that was registered with the SEC under the Securities Act under which holders of common shares and preferred shares, including the ADS Depositary and The Bank of New York Mellon, as depositary of the Preferred ADS program, received transferable rights for each common share or preferred share held as of November 19, 2018, which refers to as subscription rights.

The subscription rights expired on January 4, 2019. On January 16, 2019, the Company issued 1,530,457,356 common shares to holders of subscription rights that had exercised those subscription rights with respect to the initial common shares. On January 21, 2019, the Company issued 91,080,933 common shares to holders of subscription rights that had requested subscriptions for excess common shares. The proceeds of these subscriptions were R$2,011 million.

On January 25, 2019, the Company issued 1,604,268,162 common shares, representing the total number of common shares that were offered in the preemptive offering less the total number of initial common shares and excess common shares, to the Backstop Investors in a private placement under the terms of the Commitment Agreement for the aggregate amount of R$1,989 million. In addition, under the terms of the Commitment Agreement, on that date the Company issued 272,148,705 common shares in a private placement to the Backstop Investors and paid US$13 million to the Backstop Investors as compensation for their commitments under the Commitment Agreement.

30.     SUBSEQUENT EVENTS

Merger of Oi Internet with and into Oi Móvel

On March 1, 2018 Oi Internet was merged with and into Oi Móvel, both indirect subsidiaries of the Company, in compliance with the provisions of clauses 3.1.6 and 7.1 of JRP. In addition, the merger of the operations of Oi Internet and Oi Móvel, through the consolidation of the activities performed, will bring administrative, economic, and tax benefits, with a decrease of costs and the generation of synergy gains that will increase efficiency in the supply of services.

Conclusion of Memorandum of Understanding – Oi S.A. and Tim S.A.

On February 26, 2018, the Company entered into memorandum of understanding (MOU) with TIM Participações S.A. (“TIM”) which is another Telecom Company in Brazil. This memorandum begun a negotiation aimed at solving any existing disagreements and initiates a new infrastructure sharing planning cycle, in line with the partnerships that are already common practice in the Brazilian telecommunications market. This initiative strengthens a propositional and industrial collaboration environment within a context of healthy competition in the telecommunications industry.

Judicial Reorganization

On January 8, 2018, the Judicial Reorganization Court issued a decision that ratifies the JRP and grants the judicial reorganization to the Oi Companies. Said decision was published on February 5, 2018, initiating the period for the creditors of the RJ Debtors to elect one of the payment options to recover their claims, as provided for in the JRP, which ended on February 26, 2018, except for bondholders, whose deadline was extended to March 8, 2018, as decided by the Judicial Reorganization Court on February 26, 2018.